Summary of Significant Accounting Policies - Summary of Estimate Fair Value of Derivative Liabilities (Details) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Market price per share	$ 0.36	$ 0.17	$ 0.22
Minimum [Member]
Market price per share				$ 0.21
Maximum [Member]
Market price per share				$ 0.23
Risk Free Interest Rate [Member]
Derivative liability, measurement input			0.12	0
Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability, measurement input	0.0007	0.0023
Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability, measurement input	0.0012	0.0226
Life of Instrument in Years [Member]
Derivative liability, measurement input term				2 years 6 months 3 days
Life of Instrument in Years [Member] | Minimum [Member]
Derivative liability, measurement input term	1 year 22 days	2 years 22 days	1 year 3 months 22 days
Life of Instrument in Years [Member] | Maximum [Member]
Derivative liability, measurement input term	1 year 4 months 6 days	2 years 4 months 6 days	1 year 7 months 6 days
Volatility [Member]
Derivative liability, measurement input	1.4879	1.5065
Volatility [Member] | Minimum [Member]
Derivative liability, measurement input			147.4	220.7
Volatility [Member] | Maximum [Member]
Derivative liability, measurement input			151.8	225.8
Dividend Yield [Member]
Derivative liability, measurement input	0.00	0.00	0	0